Fees Summary	May 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,911,200,000.00
Total Fee Amount	816,336.72
Total Offset Amount	0.00
Net Fee	$ 816,336.72
Offering Table N/A
Offset Table N/A	N/A